Summary of Significant Accounting Policies and Going Concern (Details 2) - shares	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Schedule of potentially dilutive securities
Stock options	17,755	17,775	7,544
Warrants	9,981,923	1,198,271	69,579
Related party convertible debt and accrued interest	46,555,768	11,162,896	159,496
Third party convertible debt (including senior debt)	323,394,708	83,780,049	1,661,403
Total	379,449,654	96,158,971	1,898,021